Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2013
Registrant Name	dei_EntityRegistrantName	NUVEEN STRATEGY FUNDS, INC.
Central Index Key	dei_EntityCentralIndexKey	0001017927
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 16, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jun. 16, 2014
Prospectus Date	rr_ProspectusDate	Dec. 31, 2013